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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)           (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-624-6782

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended August 31, 2015 is filed herewith.

Mainstay Cushing MLP Premier Fund
Portfolio of Investments August 31, 2015 (Unaudited)

	Common Stock 18.3% †	Shares	Value
	Diversified General Partnerships 5.7%
	United States 5.7%
	ONEOK, Inc.	889,800	$32,041,698
♦	Williams Companies, Inc.	1,309,700	63,127,540
			95,169,238
	General Partnerships 8.9%
	United States 8.9%
♦	Kinder Morgan, Inc.	3,148,432	102,040,681
	Targa Resources Corporation	708,100	46,777,086
			148,817,767
	Shipping 3.7%
	Bermuda 1.8%
	Golar LNG Ltd.	770,000	29,983,800
	Republic of the Marshall Islands 1.9%
	Teekay Corporation	830,000	30,510,800
			60,494,600
	Total Common Stock (Cost $285,919,583)		304,481,605

	Master Limited Partnerships and Related Companies 78.2%
	Crude Oil & Refined Products 22.7%
	United States 22.7%
	Blueknight Energy Partners, L.P. (a)	2,161,200	13,399,440
	Enbridge Energy Partners, L.P.	2,112,800	59,749,984
♦	Genesis Energy, L.P.	1,590,061	69,422,063
	NuStar Energy, L.P.	1,108,500	57,841,530
	Shell Midstream Partners, L.P.	1,207,987	47,800,046
	Sunoco Logistics Partners, L.P.	1,458,400	49,337,672
♦	Tesoro Logistics, L.P.	1,540,600	81,359,086
			378,909,821
	General Partnerships 8.0%
	United States 8.0%
♦	Energy Transfer Equity, L.P.	3,697,200	103,706,460
	Plains GP Holdings, L.P.	1,555,000	30,462,450
			134,168,910
	Large Cap Diversified 21.2%
	United States 21.2%
♦	Energy Transfer Partners, L.P.	1,615,312	79,376,432
♦	Enterprise Products Partners, L.P.	3,234,250	90,914,767
	Magellan Midstream Partners, L.P.	506,615	35,751,821
	ONEOK Partners, L.P.	491,600	15,903,260
♦	Plains All American Pipeline, L.P.	1,770,905	63,858,834
♦	Williams Partners, L.P.	1,726,603	68,805,130
			354,610,244
	Natural Gas Gatherers & Processors 13.8%
	United States 13.8%
	DCP Midstream Partners, L.P.	1,241,000	34,996,200
	Enable Midstream Partners, L.P.	524,124	8,134,404
	EnLink Midstream Partners, L.P.	2,861,700	50,451,771
	MarkWest Energy Partners, L.P.	831,400	46,866,018
	Targa Resources Partners, L.P.	1,453,025	43,866,825
	Western Gas Partners, L.P.	778,600	45,805,038
			230,120,256
	Natural Gas Transportation & Storage 5.2%
	United States 5.2%
♦	EQT Midstream Partners, L.P.	1,110,000	86,358,000

	Propane 2.8%
	United States 2.8%
	NGL Energy Partners, L.P.	1,918,652	46,239,513

	Shipping 4.5%
	Republic of the Marshall Islands 4.5%
	Capital Products Partners, L.P.	4,991,100	35,336,988
	Golar LNG Partners, L.P.	1,130,000	22,340,100
	Navios Maritime Partners, L.P.	1,916,000	16,937,440
			74,614,528
	Total Master Limited Partnerships and Related Companies (Cost $1,231,265,554)		1,305,021,272

	Preferred Stock 0.9%
	Crude Oil & Refined Products 0.9%
	United States 0.9%
	Blueknight Energy Partners, L.P. (a)	1,902,541	14,221,494

	Total Preferred Stock (Cost $14,609,897)		14,221,494

	Short-Term Investments - Investment Companies 2.2%
	United States 2.2%
	AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (b)	7,464,185	7,464,185
	Fidelity Government Portfolio Fund - Institutional Class, 0.01% (b)	7,464,184	7,464,184
	Fidelity Money Market Portfolio - Institutional Class, 0.13% (b)	7,464,185	7,464,185
	First American Prime Obligations Fund - Class Z, 0.05% (b)	7,464,185	7,464,185
	Invesco STIC Prime Portfolio, 0.07% (b)	7,464,185	7,464,185

	Total Short-Term Investments - Investment Companies (Cost $37,320,924)		37,320,924

	Total Investments (Cost $1,569,115,958) (c)	99.6%	1,661,045,295
	Other Assets in Excess of Liabilities	0.4	7,131,311
	Net Assets	100.0%	$1,668,176,606

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2015, excluding short-term investments. May be subject to change daily.
(a)	Illiquid security - As of August 31, 2015, the total market value of this security was $27,620,934, which represented 1.7% of the Fund's net assets.
(b)	Rate reported is the current yield as of August 31, 2015.
(c)	As of August 31, 2015, cost was $1,518,330,506 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$214,410,665
Gross unrealized depreciation	(71,695,876)
Net unrealized appreciation	$142,714,789

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stock	$304,481,605	$–	$–	$304,481,605
Master Limited Partnerships and Related Companies	1,305,021,272	–	–	1,305,021,272
Preferred Stock	14,221,494	–	–	14,221,494
Short-Term Investments	37,320,924	–	–	37,320,924
Total Investments in Securities	$1,661,045,295	$–	$–	$1,661,045,295

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing Renaissance Advantage Fund
Portfolio of Investments August 31, 2015 (Unaudited)

	Common Stock 83.7% †	Shares	Value
	Chemicals 13.2%
	Bermuda 0.7%
	Axalta Coating Systems Ltd. (a)	62,353	$1,820,084
	Netherlands 2.2%
	LyondellBasell Industries NV	61,337	5,236,953
	United States 10.3%
	Polyone Corporation	148,131	4,809,813
	PPG Industries, Inc.	43,570	4,151,785
♦	The Dow Chemical Company	164,280	7,188,893
	The Sherwin Williams Company	10,701	2,737,423
	Westlake Chemical Corporation	101,051	5,581,047
			31,525,998
	Commercial Service Supplies & Distributors 0.6%
	United States 0.6%
	Mobile Mini, Inc.	41,302	1,404,681

	Construction & Engineering 3.7%
	United States 3.7%
	Jacobs Engineering Group, Inc. (a)	61,772	2,496,206
	Quanta Services, Inc. (a)	261,544	6,339,827
			8,836,033
	Machinery 10.5%
	United States 10.5%
	Chart Industries, Inc. (a)	66,164	1,691,152
	Flowserve Corporation	49,487	2,233,348
	Greenbrier Companies, Inc.	53,028	2,211,268
	ITT Corporation	129,939	4,861,018
	The Lincoln Electric Company	28,732	1,685,132
	Wabco Holdings, Inc. (a)	10,000	1,153,200
♦	Wabtec Corporation	116,641	11,169,542
			25,004,660
	Materials 3.9%
	United States 3.9%
♦	Sealed Air Corporation	178,777	9,198,077

	Oil & Gas Exploration & Production 2.4%
	United States 2.4%
	RSP Permian, Inc. (a)	235,015	5,626,259

	Oil & Gas Refining & Marketing 12.0%
	United States 12.0%
♦	Marathon Petroleum Corporation	202,130	9,562,770
♦	Phillips 66	138,274	10,933,325
	Tesoro Corporation	40,843	3,757,964
	Valero Energy Corporation	71,681	4,253,551
			28,507,610
	Oil & Gas Storage & Transportation 11.9%
	Bermuda 4.6%
	GasLog Ltd.	462,994	6,430,987
	Golar LNG Ltd.	117,674	4,582,225
	Republic of the Marshall Islands 3.3%
♦	Teekay Corporation	212,278	7,803,339
	United States 4.0%
♦	Cheniere Energy, Inc. (a)	134,218	8,341,649
	Kinder Morgan, Inc.	37,259	1,207,564
			28,365,764
	Trading Companies & Distributors 1.7%
	United States 1.7%
	Fortress Transportation and Infrastructure Investors Ltd.	100,946	1,364,790
	Neff Corporation (a)	193,941	1,278,071
	United Rentals, Inc. (a)	21,830	1,513,474
			4,156,335
	Transportation 14.2%
	Canada 0.9%
	Canadian Pacific Railway Ltd.	15,000	2,178,000
	United States 13.3%
	CSX Corporation	82,604	2,261,697
	J.B. Hunt Transport Services, Inc.	58,350	4,246,713
	Kirby Corporation (a)	28,383	2,001,853
	Old Dominion Freight Line (a)	75,628	5,028,506
♦	Ryder Systems, Inc.	93,876	7,695,016
	Swift Transportation Company (a)	180,436	3,516,698
	XPO Logistics, Inc. (a)	196,999	6,914,665
			33,843,148
	Utilities 9.6%
	United States 9.6%
	Calpine Corporation (a)	132,995	2,119,940
	Centerpoint Energy, Inc.	120,937	2,251,847
♦	Dominion Resources, Inc.	125,990	8,787,803
	NRG Energy, Inc.	60,584	1,206,833
♦	Sempra Energy	89,787	8,516,297
			22,882,720
	Total Common Stock (Cost $214,924,978)		199,351,285

	Master Limited Partnerships and Related Companies 9.3%
	Oil & Gas Storage & Transportation 9.3%
	Republic of the Marshall Islands 4.3%
	Capital Products Partners, L.P.	546,239	3,867,372
	GasLog Partners, L.P.	288,450	5,544,009
	Hoegh LNG Partners, L.P.	36,877	694,394
	United States 5.0%
	Energy Transfer Equity, L.P.	82,225	2,306,411
	Energy Transfer Partners, L.P.	36,511	1,794,151
	Genesis Energy, L.P.	97,908	4,274,663
	Sunoco Logistics Partners, L.P.	104,711	3,542,373
			22,023,373

	Total Master Limited Partnerships and Related Companies (Cost $24,274,039)		22,023,373

	Short-Term Investments - Investment Companies 7.9%
	United States 7.9%
	AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (b)	3,775,228	3,775,228
	Fidelity Government Portfolio Fund - Institutional Class, 0.01% (b)	3,775,228	3,775,228
	Fidelity Money Market Portfolio - Institutional Class, 0.13% (b)	3,775,229	3,775,229
	First American Prime Obligations Fund - Class Z, 0.05% (b)	3,775,229	3,775,229
	Invesco STIC Prime Portfolio, 0.07% (b)	3,775,229	3,775,229

	Total Short-Term Investments - Investment Companies (Cost $18,876,143)		18,876,143

	Total Investments (Cost $258,075,160) (c)	100.9%	240,250,801
	Liabilities in Excess of Other Assets	(0.9)	(2,096,256)
	Net Assets	100.0%	$238,154,545

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2015, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended August 31, 2015. As such, it is classified as a non-income producing security as of August 31, 2015.
(b)	Rate reported is the current yield as of August 31, 2015.
(c)	As of August 31, 2015, cost was $259,845,710 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$11,885,614
Gross unrealized depreciation	(31,480,523)
Net unrealized appreciation	$(19,594,909)

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stock	$199,351,285	$–	$–	$199,351,285
Master Limited Partnerships and Related Companies	22,023,373	–	–	22,023,373
Short-Term Investments	18,876,143	–	–	18,876,143
Total Investments in Securities	$240,250,801	$–	$–	$240,250,801

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing Royalty Energy Income Fund
Portfolio of Investments August 31, 2015 (Unaudited)

	Common Stock 32.2% †	Shares	Value
	Integrated Oil & Gas 12.5%
	Canada 1.5%
	Cenovus Energy Inc.	140,000	$2,025,800
	Netherlands 2.0%
	Royal Dutch Shell Plc	53,000	2,804,760
	United States 9.0%
	Chevron Corporation	51,900	4,203,381
	Exxon Mobil Corporation	44,900	3,378,276
	Occidental Petroleum Corporation	66,800	4,877,068
			17,289,285
	Oil & Gas Exploration & Production 17.1%
	Canada 2.5%
	Vermilion Energy Inc.	98,500	3,412,611
	United States 14.6%
	Anadarko Petroleum Corporation	61,400	4,395,012
	ConocoPhillips Co.	90,515	4,448,812
	Devon Energy Corporation	76,011	3,242,629
	EOG Resource, Inc.	58,656	4,593,352
	Pioneer Natural Resource Co.	29,138	3,585,722
			23,678,138
	Upstream 2.6%
	Canada 2.6%
	Arc Resources Ltd.	238,677	3,588,500

	Total Common Stock (Cost $55,975,775)		44,555,923

	Master Limited Partnerships and Related Companies 67.0%
	Crude Oil & Refined Products 4.1%
	United States 4.1%
♦	NuStar Energy, L.P.	110,000	5,739,800

	Large Cap Diversified 12.0%
	United States 12.0%
♦	Energy Transfer Partners, L.P.	115,672	5,684,122
♦	ONEOK Partners, L.P.	177,000	5,725,950
♦	Williams Partners, L.P.	132,000	5,260,200
			16,670,272
	Natural Gas Gatherers & Processors 7.6%
	United States 7.6%
♦	Enable Midstream Partners, L.P.	359,000	5,571,680
	Targa Resources Partners, L.P.	164,600	4,969,274
			10,540,954
	Other 1.3%
	Republic of the Marshall Islands 1.3%
	Seadrill Partners, LLC	150,169	1,787,011

	Propane 1.2%
	United States 1.2%
	NGL Energy Partners, L.P.	70,000	1,687,000

	Shipping 7.5%
	Republic of the Marshall Islands 7.5%
	Capital Products Partners, L.P.	535,295	3,789,888
	Golar LNG Partners, L.P.	201,500	3,983,655
	Teekay Offshore Partners, L.P.	145,000	2,566,500
			10,340,043
	Upstream 33.3%
	United States 33.3%
♦	Dorchester Minerals, L.P.	329,598	5,049,441
♦	EV Energy Partners, L.P.	1,105,279	9,881,194
♦	Legacy Reserves, L.P.	1,473,776	9,594,282
	LRR Energy, L.P.	175,232	823,591
♦	Memorial Production Partners, L.P.	1,158,035	8,905,289
	Mid-Con Energy Partners, L.P.	485,244	1,382,945
♦	Vanguard Natural Resources, LLC	1,100,590	10,290,517
	Viper Energy Partners, L.P.	12,000	196,080
			46,123,339
	Total Master Limited Partnerships and Related Companies (Cost $170,665,975)		92,888,419

	Total Investments (Cost $226,641,750) (a)	99.2%	137,444,342
	Other Assets in Excess of Liabilities	0.8	1,148,224
	Net Assets	100.0%	$138,592,566

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of August 31, 2015, excluding short-term investments. May be subject to change daily.
(a)	As of August 31, 2015, cost was $226,929,038 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$1,625,239
Gross unrealized depreciation	(91,109,935)
Net unrealized depreciation	$(89,484,696)

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stock	$44,555,923	$–	$–	$44,555,923
Master Limited Partnerships and Related Companies	92,888,419	–	–	92,888,419
Total Investments in Securities	$137,444,342	$–	$–	$137,444,342

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended August 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of August 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS August 31, 2015 Unaudited

SECURITIES VALUATION

This report is exclusively for MainStay Cushing MLP Premier, MainStay Cushing Renaissance Advantage and MainStay Cushing Royalty Energy Income Funds (collectively referred to as the “MainStay Cushing Funds”).

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business ("valuation date").

The Board of Trustees (the "Board”) of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the MainStay Cushing Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each MainStay Cushing Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor or the MainStay Cushing Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the MainStay Cushing Funds. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The aggregate value by input level, as of August 31, 2015, for each MainStay Cushing Fund’s assets or liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker/Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent valuation uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended August 31, 2015, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of August 31, 2015, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such a method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund’s investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each MainStay Cushing Fund’s investments, as shown in their respective Portfolio of Investments, was measured as of August 31, 2015 and can change at any time in response to market conditions.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date: October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date: October 23, 2015

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: October 23, 2015